S000038923 [Member] Investment Objectives and Goals - iShares Core MSCI Emerging Markets ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE MSCI EMERGING MARKETS ETFTicker: IEMGStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.